Business Combinations - Acquisitions Completed in 2016 (Details)	12 Months Ended
	Dec. 31, 2018 acquisition	Dec. 31, 2017 business	Dec. 31, 2016 business
Business Combinations [Abstract]
Number of businesses acquired	4	2	0
Number of businesses divested			0